Taxation - Movement of the aggregate valuation allowances for deferred tax assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Asset Valuation Allowance [Roll Forward]
Balance at January 1	¥ (62,714)	¥ (48,555)	¥ (39,613)
Addition	(26,999)	(14,159)	(8,942)
Balance at December 31	¥ (89,713)	¥ (62,714)	¥ (48,555)